CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (1,994,412)	$ (2,658,474)	$ (30,657,973)	$ (27,619,057)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on contingent liabilities		(275,000)	(275,000)	0
Gain on modification of leases			(28,511)	0
Loss on disposal of assets	0	0	16,817	0
Impairment of goodwill	0	0	25,185,003	0
Imputed interest			0	807
Bad debt expense	5,992	0	108,392	0
Fair value of shares issued to consultants	(25,750)		45,000	490,000
Warrants issued to placement agent			0	3,783,130
Revaluation of contingent liability	0	0	0	321,889
Amortization of debt discounts	790,140	853,983	1,647,664	3,576,161
Warrants and Special Warrants issued to penalty			0	8,084,522
Units issued to placement agent			0	557,335
Non-cash offering costs of equity financing			0	403,588
Fair value of shares vested by officers	53,876	93,902	154,014	454,324
Depreciation and amortization expense	342,331	171,497	449,192	288,351
Expense from derivative triggering event			0	12,659
Fair value of shares issued in settlement		30,000	0	47,500
Changes in assets and liabilities:
Accounts receivable	(126,410)	(110,217)	(106,230)	(128,134)
Prepaid expenses and other current assets	(63,228)	(41,394)	(122,936)	(292,769)
Inventory	(813,158)	145,877	171,591	(340,880)
Interest receivable	3,322	(163,446)	(224,517)	(178,258)
Right of use asset	175,727	1,124,112	1,300,392	0
Accounts payable and accrued expenses	257,882	(225,318)	(74,319)	(484,609)
Accrued compensation			0	(120,417)
Accrued interest, related party			0	(362)
Deferred rent			0	1,667
Accrued interest	258,113	838,662	1,300,715	995,941
Due to related parties			0	(17,930)
Contingent liability			(850,000)	0
Operating lease liability	(207,409)	(992,296)	(1,202,259)	0
Net cash used in operating activities	(1,342,984)	(1,208,112)	(3,162,965)	(10,164,542)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments to purchase property, plant and equipment	(163,019)	(1,566,882)	(1,923,338)	(1,037,262)
Payments to purchase intangible assets			(22,030)	0
Loan made to borrower under note receivable		(175,000)	(175,000)	(5,150,000)
Proceeds from collection of note receivable	1,385,951		1,682,278	0
Payment for investment in Alternative Solutions			0	(5,982,710)
Net cash used in investing activities	1,222,932	(1,741,882)	(438,090)	(12,169,972)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible note payable			0	18,369,000
Principal payments on notes payable		(2,638,784)	(3,999,168)	(1,060,000)
Principal payments on related party notes payable			0	(137)
Principal payments on convertible notes payable			0	(37,500)
Principal payments on notes payable		(2,638,784)	(3,999,168)	(1,060,000)
Proceeds from sale of equity			0	15,535,978
Net cash provided by financing activities		(2,638,784)	(3,999,168)	32,807,341
Net increase in cash and cash equivalents	(120,052)	(5,588,778)	(7,600,223)	10,472,827
Cash and cash equivalents at beginning of period	2,925,568	10,525,791	10,525,791	52,964
Cash and cash equivalents at end of period	2,805,516	4,937,013	2,925,568	10,525,791
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	541,412	242	307,612	8,964
Income taxes paid			0	0
NONCASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for services, previously accrued			0	17,500
Capitalized interest on convertible debentures	212,601	753,977	1,553,082	491,230
Convertible note issued for unpaid accrued salary			0	75,000
Beneficial conversion feature on convertible notes			0	5,888,707
Note payable exchanged for common stock			0	1,295,690
Charge to paid-in capital for par value of shares issued in cashless exercise of warrants			0	3,362
Reclassify derivative liability to paid-in capital upon adoption of ASU 2017-11			0	1,265,751
Adoption of lease standard ASU 2016-02		1,781,446	2,675,310	0
Reclassification of deposit to fixed assets		136,190	281,966	0
Common stock issued for conversion of convertible notes payable		$ 25,857	25,857	1,295,690
Shares issued for services from stock payable	$ 14,970		0	25,313
Capitalized interest on note receivable			399,453	0
Non-Related Party Debt [Member]
NONCASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for conversion of convertible notes payable			$ 25,857	$ 0